SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021
Lease Right-of-use Asset And Lease Liabilities
2021	$ 3,840,163	$ 3,710,121
2022	3,851,328	3,792,954
2023	2,014,865	2,891,377
2024	14,798	58,344
Total lease payments	9,721,154	10,452,795
Less: Interest	(779,866)	(820,170)
Total	$ 8,941,288	$ 9,632,625